SHARE CAPITAL AND PREMIUM	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL AND PREMIUM	SHARE CAPITAL AND PREMIUM

	Number of shares
	2025	2024	2023

Issued and fully paid ordinary shares at a nominal value of $1

Ordinary shares issued at the beginning of the year	503,527,052	419,729,856	—
Issued in terms of the corporate restructuring	—	—	419,685,792
Issued in terms of acquisition of Centamin	—	82,497,229	—
Issued in terms of employee share awards	1,480,413	1,299,967	44,064
Ordinary shares issued at the end of the year	505,007,465	503,527,052	419,729,856

Accounting policies
Ordinary shares are classified as equity and incremental costs directly attributable to the issue of new shares or options are shown directly in equity as a deduction, net of tax, from the proceeds.